Premises and Equipment	12 Months Ended
Dec. 31, 2011
Premises and Equipment
PREMISES AND EQUIPMENT

9. PREMISES AND EQUIPMENT

Premises and equipment consist of the following (in thousands):

	December 31,
	2011	2010
Land	$864	$864
Buildings and improvements	8,454	8,416
Furniture, computer software and equipment	4,307	4,121

	13,625	13,401
Less: accumulated depreciation	(6,915)	(6,334)

	$6,710	$7,067

Depreciation expense on premises and equipment charged to operations was $581,000 in 2011, $565,000 in 2010 and $587,000 in 2009.